Investment Objectives and Goals - (Allspring International and Global Equity Funds - Classes A , R6 and Institutional)	Oct. 31, 2025
(Allspring Emerging Markets Equity Advantage Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve long-term capital appreciation and current income.
(Allspring Emerging Markets Equity Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring International Equity Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring Special Global Small Cap Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
(Allspring Special International Small Cap Fund)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.